Long Term Convertible Notes Payable Net - Summary of Debt Discount (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		93 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Disclosure [Abstract]
Balance			$ 4,952	$ 65,173	$ 65,173	$ 288,439
Debt discount recorded						140,592
Amortization of debt discount	0	2,669	4,592	34,813	(60,581)	(363,858)	1,648,452
Balance					$ 4,952	$ 65,173	$ 4,952